Long-term debt (Details) - Schedule of long-term debt - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Schedule of long-term debt [Abstract]
Borrowings under bank revolving credit agreement, principal due Nov. 15, 2023		$ 5,000	$ 5,000
Borrowings under bank credit agreement, principal due Nov. 15, 2023		93,388	95,816
Unamortized debt issuance costs(a)	[1]	(2,978)	(3,857)
Borrowing under bank credit agreements, net of unamortized debt issuance costs		95,410	96,959
Borrowings under convertible note payable to related party, 13.73% interest capitalized every six months, principal due July 18, 2024		16,465	12,500
Unamortized debt issuance costs(a)	[1]	(126)	(152)
Convertible notes payable, net of unamortized debt issuance costs		32,804	24,848
Paycheck Protection Program loans, 1% interest, due May 1, 2022		9,129
Total long-term debt		137,343	121,807	$ 76,884
Less: current portion of long-term debt		11,380	6,473	36,588
Long-term debt, net of unamortized debt issuance costs and current portion		$ 125,963	$ 115,334	$ 40,296

[1]	Debt issuance costs are presented as a reduction of the Company’s long-term debt in the Consolidated Balance Sheets. $0.9 million, $0.7 million, and $0.1 million of debt issuance cost amortization was charged to interest expense for the years ended December 31, 2020 and 2019, and 2018 respectively.